Future Policy Benefit Reserve (Tables)	12 Months Ended
Dec. 31, 2015
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Funds Withheld on Life Retrocession Arrangements [Table Text Block]
Based upon the contractual right of offset, the funds withheld liability owing to GCLR is recorded net of future policy benefit reserves recoverable, and is included within "Funds withheld on GreyCastle life retrocession arrangements (net of future policy benefit reserves recoverable)" on the consolidated balance sheets, and is comprised of the following at December 31, 2015 and 2014:

(U.S. dollars in thousands)	2015	2014
Assets held on a funds withheld basis relating to the GreyCastle Life Retro Arrangements	$4,633,760	$5,420,694
Reinsurance recoverable from GCLR	(3,719,131)	(4,265,678)
Funds withheld on GreyCastle life retrocession arrangements (net of future policy benefit reserves recoverable)	$914,629	$1,155,016

Components of future policy benefit reserve
Net future policy benefit reserves are comprised of the following:

Year ended December 31 (U.S. dollars in thousands)	2015	2014
Traditional Life	$792,001	$789,133
Annuities	3,371,499	3,918,066
Gross future policy benefit reserves	$4,163,500	$4,707,199
Reinsurance recoverable - GreyCastle Life Retro Arrangements	(3,719,131)	(4,265,678)
Reinsurance recoverable - U.S. Term Life Retro Arrangements	(284,481)	—
Reinsurance recoverable - Other life retrocessions	(13,801)	(17,840)
Net future policy benefit reserves	$146,087	$423,681